Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$557,414.73	0.0011171	$-	-	$557,414.73
Class A-3 Notes	$451,000,000.00	1.0000000	$416,368,429.03	0.9232116	$34,631,570.97
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$675,787,414.73	0.4471771	$640,598,429.03	0.4238921	$35,188,985.70

Weighted Avg. Coupon (WAC)	4.00%		4.02%
Weighted Avg. Remaining Maturity (WARM)	38.33		37.53
Pool Receivables Balance	$714,714,581.36		$678,974,431.23
Remaining Number of Receivables	60,132		58,817

Adjusted Pool Balance	$706,914,611.54		$671,725,625.84

III. COLLECTIONS

Principal:
Principal Collections					$34,893,963.65
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$513,168.22
Total Principal Collections					$35,407,131.87

Interest:
Interest Collections					$2,341,537.53
Late Fees & Other Charges					$63,985.28
Interest on Repurchase Principal					$-
Total Interest Collections					$2,405,522.81

Collection Account Interest					$269.49
Reserve Account Interest					$63.94
Servicer Advances					$-

Total Collections					$37,812,988.11

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$37,812,988.11
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$45,594,787.31
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$595,595.48	$-	$595,595.48	$595,595.48
Collection Account Interest					$269.49
Late Fees & Other Charges					$63,985.28
Total due to Servicer					$659,850.25

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$185.80		$185.80
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$291,284.47		$291,284.47	$291,284.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$36,783,929.55

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,188,985.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$557,414.73
Class A-3 Notes				$34,631,570.97
Class A-4 Notes				$-
Class A Notes Total:		$35,188,985.70		$35,188,985.70
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$35,188,985.70

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,594,943.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,799,969.82
Beginning Period Amount	$7,799,969.82
Current Period Amortization	$551,164.43
Ending Period Required Amount	$7,248,805.39
Ending Period Amount	$7,248,805.39
Next Distribution Date Amount	$6,723,826.33

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.40%	4.63%	4.63%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.72%	58,062	98.23%	$666,932,927.19
30 - 60 Days	0.99%	582	1.37%	$9,271,943.36
61 - 90 Days	0.26%	152	0.37%	$2,485,373.42
91 + Days	0.04%	21	0.04%	$284,187.26
		58,817		$678,974,431.23
Total
Delinquent Receivables 61 + days past due	0.29%	173	0.41%	$2,769,560.68
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	146	0.33%	$2,336,995.95
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	136	0.30%	$2,254,320.00
Three-Month Average Delinquency Ratio	0.25%		0.34%

Repossession in Current Period		50		$791,563.55
Repossession Inventory		78		$431,208.28

Charge-Offs
Gross Principal of Charge-Off for Current Period				$846,186.48
Recoveries				$(513,168.22)
Net Charge-offs for Current Period				$333,018.26

Beginning Pool Balance for Current Period				$714,714,581.36

Net Loss Ratio				0.56%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				-0.01%
Three-Month Average Net Loss Ratio for Current Period				0.20%

Cumulative Net Losses for All Periods				$8,967,351.85
Cumulative Net Losses as a % of Initial Pool Balance				0.57%

Principal Balance of Extensions				$3,025,988.64
Number of Extensions				180

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